Share-based Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Compensation
27.
Share-based compensation

The Company has a number of share-based compensation plans which include simple and performance warrants, stock options, RSUs and DSUs. Subsequent to the Company’s initial public offering, the Company established the stock option, RSU and DSU plans to replace the granting of simple warrants and performance warrants.

The components of share-based compensation expense are as follows:

	Year ended December 31
	2023	2022
Equity-settled expense
Simple warrants (A)	(332)	1,299
Stock options (B)	(1)	78
Restricted share units (1) (C)	13,350	9,423
Cash-settled expense
Deferred share units (1)(2) (D)	2,383	(1,129)
	15,400	9,671
(1)
For the year ended December 31, 2023, the Company recognized share-based compensation expense under Nova’s RSU plan of $34 (2022 — recovery of $107) and share-based compensation expense under Nova’s DSU plan of $768 (2022 — $404).
(2)
Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each reporting period. Fluctuations in the fair value are recognized during the period in which they occur.

Equity-settled plans

A)
Simple and performance warrants

The Company issued simple warrants and performance warrants to employees, directors and others at the discretion of the Board. Simple and performance warrants granted generally vest annually over a three-year period, simple warrants expire five years after the grant date and performance warrants expire five years after vesting criteria are met.

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2023 and the year ended December 31, 2022:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2021	259,420	$48.60	138,720	$41.77
Forfeited	(82,400)	57.77	(15,520)	37.86
Expired	(11,200)	6.25	—	0.00
Balance at December 31, 2022	165,820	$46.91	123,200	$42.26
Forfeited	(74,640)	63.86	(52,800)	54.55
Expired	(24,480)	14.68	(16,000)	14.07
Balance at December 31, 2023	66,700	$39.77	54,400	$38.62

The following table summarizes outstanding simple and performance warrants as at December 31, 2023:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$6.25 - $9.38	36,300	7.63	0.86	36,300	7.63	0.86
$29.69 - $45.31	7,200	34.90	1.82	7,200	34.90	1.82
$62.50 - $93.75	17,280	64.81	2.98	17,280	64.81	2.98
$125.00 - $312.50	5,920	169.62	3.92	4,640	156.07	3.61
	66,700	$39.77	1.79	65,420	$36.26	1.72
Performance warrants
$6.25 - $9.38	19,200	6.25	1.19	19,200	6.25	1.19
$29.69 - $45.31	23,200	32.60	1.27	23,200	32.60	1.27
$62.50 - $93.75	9,334	77.68	n/a	1,334	93.75	2.16
$125.00 - $218.75	2,666	187.50	n/a	—	—	n/a
	54,400	$38.62	n/a	43,734	$22.90	1.26
B)
Stock options

The Company issues stock options to employees and others at the discretion of the Board. Stock options granted generally vest annually in thirds over a three-year period and generally expire ten years after the grant date.

The following table summarizes changes in stock options during the year ended December 31, 2023 and the year ended December 31, 2022:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2021	44,460	$13.28
Expired	(100)	31.50
Balance at December 31, 2022	44,360	$13.24
Acquired (note 5(c))	1,317,837	17.63
Forfeited	(424,027)	17.21
Expired	(84,465)	14.44
Balance at December 31, 2023	853,705	$17.92

The following table summarizes outstanding stock options as at December 31, 2023:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$11.50	10,000	6.41	10,000	6.41
$11.90	8,160	6.49	8,160	6.49
$31.50	3,000	4.73	2,700	4.65
$11.79 - $38.88 (Legacy Valens)	832,545	2.36	832,545	2.36
	853,705	2.46	853,405	2.45
C)
Restricted share units

RSUs are granted to employees and the vesting requirements and maximum term are at the discretion of the Board. RSUs are exchangeable for an equal number of common shares.

The following table summarizes changes in RSUs during the year ended December 31, 2023 and the year ended December 31, 2022:

RSUs outstanding
Balance at December 31, 2021	753,593
Granted	1,728,557
Forfeited	(175,245)
Exercised	(925,575)
Balance at December 31, 2022	1,381,330
Granted	10,259,228
Forfeited	(1,158,279)
Exercised	(1,852,573)
Balance at December 31, 2023	8,629,706

Cash-settled plans

D)
Deferred share units

DSUs are granted to directors and generally vest in equal instalments over one year. DSUs are settled by making a cash payment to the holder equal to the fair value of the Company’s common shares calculated at the date of such payment. DSUs are accounted for as a liability instrument and measured at fair value based on the market value of the Company’s common shares at each period end.

As at December 31, 2023, the Company recognized a liability of $3.9 million relating to the fair value of cash-settled DSUs (December 31, 2022 – $2.3 million). The liability is included as a non-current liability within other liabilities (note 24).

The following table summarizes changes in DSUs during the year ended December 31, 2023 and the year ended December 31, 2022:

DSUs outstanding
Balance at December 31, 2021	551,250
Granted	1,216,076
Exercised	(58,943)
Balance at December 31, 2022	1,708,383
Granted	689,950
Balance at December 31, 2023	2,398,333

As at December 31, 2023, 1.5 million DSUs were vested but none were exercisable. As at December 31, 2022, 0.8 million were vested but none were exercisable. DSUs can only be exercised once a director ceases to be on the board.